Share-Based Compensation - Schedule of Compensation Expense Recognized for Share-Based Awards (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses	¥ 72,203	¥ 43,168	¥ 116,611
Restricted Shares Owned by the Founder – Equity Component
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses			826
Restricted Shares Owned by the Founder – Liability Component
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses			212
Restricted Shares Owned by the Founder on Behalf of Certain Key Management Founders
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses			14
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses	¥ 72,203	¥ 43,168	25,391
Shares Awarded to Mr. Chen
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expenses			¥ 90,168